II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful accounts:
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 19.3		$ 22.4		$ 29.6
Balance Acquired through Acquisitions	0		0		0
Charged to Costs and Expenses	0.4		3.1		3.0
Charged to Other Accounts(a)	0	[1]	0.2	[1]	0	[1]
Deductions	4.0		6.4		10.2
Balance at End of Period	15.7		19.3		22.4
Valuation allowance on deferred tax assets:
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	8.0		7.5		6.3
Balance Acquired through Acquisitions	0		0		0
Charged to Costs and Expenses	3.0		0.7		1.3
Charged to Other Accounts(a)	0	[1]	0	[1]	0	[1]
Deductions	0.9		0.2		0.1
Balance at End of Period	$ 10.1		$ 8.0		$ 7.5

[1]	Reflects increase in allowance related to foreign currency translation adjustments.